UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 92.8%
	COMMON STOCKS – 90.8%
	AEROSPACE & DEFENSE – 2.7%
129,084	MTU Aero Engines Holding	$7,521,409
	AIRLINES – 0.3%
170,000	Air Berlin*†	959,159
	AUTO COMPONENTS – 4.6%
90,000	Continental*	4,570,841
188,344	ElringKlinger	4,698,013
150,000	Leoni	3,483,879
		12,752,733
	CHEMICALS – 12.8%
317,760	Lanxess	14,663,785
360,000	Symrise	8,585,316
79,364	Wacker Chemie†	11,852,068
		35,101,169
	COMMERCIAL BANKS – 1.2%
100,000	Deutsche Postbank*	3,213,339
	COMPUTERS & PERIPHERALS – 3.2%
127,727	Wincor Nixdorf	8,664,732
	CONSTRUCTION & ENGINEERING – 9.2%
44,341	Bauer	1,988,339
133,181	Bilfinger Berger	8,898,704
171,567	Hochtief	14,439,936
		25,326,979
	CONSTRUCTION MATERIALS – 4.5%
222,500	HeidelbergCement	12,430,298
	ELECTRICAL EQUIPMENT – 3.4%
50,000	Q-Cells*†	497,794
60,686	SGL Carbon*†	1,777,248
271,957	Solarworld†	4,107,338
164,800	Tognum	3,103,115
		9,485,495
	HEALTH CARE PROVIDERS & SERVICES – 4.6%
130,000	Celesio	4,162,393
329,946	Rhoen Klinikum	8,457,725
		12,620,118

Shares	Description	Value(a)
	HOUSEHOLD DURABLES – 0.6%
118,886	Loewe	$1,675,714
	INDUSTRIAL CONGLOMERATES – 4.5%
172,583	Rheinmetall	12,380,014
	INTERNET SOFTWARE & SERVICES – 3.3%
600,966	United Internet*	9,129,167
	LIFE SCIENCES TOOLS & SERVICES – 1.2%
108,287	Gerresheimer	3,391,008
	MACHINERY – 7.3%
50,000	Demag Cranes*	1,755,467
573,046	GEA Group	13,301,734
100,000	Gildemeister	1,347,695
298,963	MAX Automation	1,132,340
32,714	Pfeiffer Vacuum Technology	2,500,251
		20,037,487
	METALS & MINING – 2.4%
130,000	Aurubis†	6,709,595
	MORTGAGE BANKS – 1.7%
210,000	Aareal Bank*†	4,601,885
	PHARMACEUTICALS – 3.6%
247,563	Stada Arzneimittel	9,768,405
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
179,592	Deutsche Euroshop†	5,906,943
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
40,000	Aixtron	1,440,625
130,766	Kontron	1,280,840
		2,721,465
	SOFTWARE – 5.7%
200,000	PSI*	2,661,031
110,000	Software	13,119,432
		15,780,463
	SPECIALTY RETAIL – 3.8%
30,000	Douglas Holdings	1,388,073
50,000	Fielmann	4,031,722
263,465	Praktiker Bau- und Heimwerkermaerkte	2,824,027
120,000	Tom Tailor Holding*	2,063,950
		10,307,772

6

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 92.8% (continued)
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
5,647	Puma	$1,791,656
	TRADING COMPANIES & DISTRIBUTORS – 2.2%
200,000	Kloeckner & Co.*	5,920,768
	TRANSPORTATION INFRASTRUCTURE – 2.3%
120,000	Fraport	6,328,201
	WIRELESS TELECOMMUNICATION SERVICES – 1.8%
390,646	Freenet*	4,835,106
	Total Common Stocks (cost $180,163,410)	249,361,080
	PREFERRED STOCKS – 2.0%
	HEALTH CARE EQUIPMENT & SUPPLIES – 0.6%
62,632	Sartorius	1,664,793
	TELEVISION – 1.4%
225,000	ProSiebenSat.1 Media	3,804,469
	Total Preferred Stocks (cost $2,545,737)	5,469,262
	Total Investments in German Securities (cost $182,709,147)	254,830,342
INVESTMENTS IN DUTCH COMMON STOCKS – 6.8%
	AEROSPACE & DEFENSE – 3.8%
519,645	EADS	10,470,050
	LIFE SCIENCES TOOLS & SERVICES – 3.0%
355,887	QIAGEN*†	8,208,012
	Total Investments in Dutch Common Stocks (cost $11,363,007)	18,678,062
	Total Investments in Common and Preferred Stocks – 99.6% (cost $194,072,154)	273,508,404

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 8.6%
23,735,792	Daily Assets Fund Institutional, 0.22% (cost $23,735,792)(b)(c)	$23,735,792
CASH EQUIVALENTS – 0.1%
263,517	Central Cash Management Fund, 0.16% (cost $263,517)(c)	263,517
	Total Investments – 108.3% (cost $218,071,463)**	297,507,713
	Other Assets and Liabilities, Net – (8.3%)	(22,785,361)
	NET ASSETS–100.0%	$274,722,352

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** The cost for federal income tax purposes was $222,124,777. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $75,382,936. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $87,614,004 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,231,068

† All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $22,754,610 which is 8.3% of the net assets.

(a) Value stated in US dollars

(b) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

7

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2010 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$254,830,342	$0	$0	$254,830,342
Netherlands	18,678,062	0	0	18,678,062
Short-Term Investments	23,999,309	0	0	23,999,309
Total	$297,507,713	$0	$0	$297,507,713

(d) See Schedule of investments for additional detailed categorizations

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ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010